Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended
	December 31,
	2017	2016

Change in:
Trade and other receivables	$(8,979)	$68,270
Other financial assets/liabilities	6,620	19,181
Inventories	(18,690)	2,653
Prepaid expenses and other current assets	(4,619)	3,646
Trade and other payables	(6,336)	(8,339)
Changes in taxes payable/receivable	39,326	3,666
Other	1,693	(1,871)

	$9,015	$87,206